Share-based compensation - DSUs and RSUs Granted (Details)	3 Months Ended
Mar. 31, 2024 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	115,576
Granted (in shares)	1,212
Number of units - end of period (in shares)	116,788
Weighted average exercise price of units granted (in dollars per share) | $ / shares	$ 66.82
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	160,150
Granted (in shares)	45,566
Released (in shares)	(27,626)
Forfeited (in shares)	(5,279)
Number of units - end of period (in shares)	172,811
Weighted average exercise price of units granted (in dollars per share) | $ / shares	$ 73.54
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units released (in dollars per share) | $ / shares	40.30
Weighted average exercise price of units forfeited (in dollars per share) | $ / shares	52.15
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units released (in dollars per share) | $ / shares	86.38
Weighted average exercise price of units forfeited (in dollars per share) | $ / shares	$ 86.38